Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2018 and 2017.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Investment securities and loans held for sale
As of December 31, 2018
Corporate debt obligations	$—	$500	$—	$500
Residential mortgage-backed securities	—	30,721	—	30,721
Collateralized mortgage-backed securities	—	57	—	57
Loans held for sale		419		419
Total	$—	$31,697	$—	$31,697
As of December 31, 2017
Corporate debt obligations	$—	$1,033	$—	$1,033
Residential mortgage-backed securities	—	36,863	—	36,863
Collateralized mortgage-backed securities	—	95	—	95
Loans held for sale		1,541		1,541
Total	$—	$39,532	$—	$39,532

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
There were no level 3 assets or liabilities held for the year ended at December 31, 2018. The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the year ended December 31, 2017:

Investment Securities Available for Sale
December 31, 2017
(Dollars in thousands)
Beginning balance	$437
Settlements	(437)
Ending balance	$—

Fair Value on a Non-recurring Basis
Fair Value on a Non-Recurring Basis:

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
As of December 31, 2018
Collateral dependent impaired loans	$—	$—	$6,921	$6,921
OREO	$—	$—	$5,124	$5,124
As of December 31, 2017
Collateral dependent impaired loans	$—	$—	$9,093	$9,093
OREO	$—	$—	$7,248	$7,248

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2018 and December 31, 2017:

December 31, 2018	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$154,471	$154,471	$154,471	$—	$—
Investment securities AFS	31,278	31,278	—	31,278	—
Investment securities HTM	1,113	1,292	—	1,292	—
Restricted stock	5,858	5,858	—	—	5,858
Loans held for sale	419	419	—	419	—
Loans, net	1,222,082	1,209,223	—	1,187,975	21,248
Accrued interest receivable	5,191	5,191	—	5,191	—

Financial Liabilities:
Non-time deposits	$752,512	$752,512	$—	$752,512	$—
Time deposits	431,361	$433,575	$—	$433,575	$—
Borrowings	118,053	$118,965	$—	$118,965	—
Accrued interest payable	1,390	$1,390	$—	$1,390	$—

December 31, 2017	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$42,113	$42,113	$42,113	$—	$—
Investment securities AFS	37,991	37,991	—	37,991	—
Investment securities HTM	2,268	2,468	—	2,468	—
Restricted stock	6,172	6,172	—	—	6,172
Loans held for sale	1,541	1,541	—	1,541	—
Loans, net	995,184	1,001,655	—	976,660	24,995
Accrued interest receivable	4,025	4,025	—	4,025	—

Financial Liabilities:
Non-time deposits	$498,522	$498,522	$—	$498,522	$—
Time deposits	367,861	368,863	—	368,863	—
Borrowings	128,053	127,552	—	127,552	—
Accrued interest payable	719	719	—	719	—